UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03114

Fidelity Select Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2021

Item 1.

Reports to Stockholders

Fidelity® Real Estate Investment Portfolio

Semi-Annual Report

January 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021

% of fund's net assets
Prologis (REIT), Inc.	8.9
Digital Realty Trust, Inc.	8.3
Crown Castle International Corp.	6.9
Equinix, Inc.	6.7
SBA Communications Corp. Class A	5.3
Duke Realty Corp.	4.9
Welltower, Inc.	4.8
Ventas, Inc.	3.5
UDR, Inc.	2.7
CubeSmart	2.7
54.7

Top Five REIT Sectors as of January 31, 2021

% of fund's net assets
REITs - Diversified	39.2
REITs - Warehouse/Industrial	10.4
REITs - Health Care	9.6
REITs - Apartments	9.0
REITs - Storage	6.6

Asset Allocation (% of fund's net assets)

As of January 31, 2021*
Stocks	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 1.3%

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
Equity Real Estate Investment Trusts (REITs) - 96.5%
REITs - Apartments - 9.0%
American Homes 4 Rent Class A	2,563,900	$77,507
Apartment Investment & Management Co. Class A	1,657,568	7,608
Invitation Homes, Inc.	2,913,000	85,875
Mid-America Apartment Communities, Inc.	789,700	104,833
UDR, Inc.	3,121,441	120,019
		395,842
REITs - Diversified - 39.2%
Apartment Income (REIT) Corp.	1,787,368	69,296
Crown Castle International Corp.	1,900,900	302,737
Digital Realty Trust, Inc.	2,521,300	362,941
Duke Realty Corp.	5,440,600	215,230
Equinix, Inc.	398,000	294,504
Gaming & Leisure Properties	2,207,310	90,787
Lamar Advertising Co. Class A	460,900	37,232
SBA Communications Corp. Class A	869,100	233,501
VICI Properties, Inc.	2,953,300	74,659
Washington REIT (SBI)	1,712,000	37,561
		1,718,448
REITs - Health Care - 9.6%
Medical Properties Trust, Inc.	2,647,200	55,882
Ventas, Inc.	3,338,154	153,789
Welltower, Inc.	3,521,540	213,405
		423,076
REITs - Hotels - 1.7%
DiamondRock Hospitality Co.	4,850,000	39,770
RLJ Lodging Trust	2,070,395	26,729
Ryman Hospitality Properties, Inc.	137,521	8,918
		75,417
REITs - Management/Investment - 6.2%
American Assets Trust, Inc.	980,000	27,077
Lexington Corporate Properties Trust	5,044,100	51,702
National Retail Properties, Inc.	2,328,500	90,812
Weyerhaeuser Co.	3,233,600	100,856
		270,447
REITs - Manufactured Homes - 4.4%
Equity Lifestyle Properties, Inc.	1,924,674	117,097
Sun Communities, Inc.	533,763	76,397
		193,494
REITs - Office Property - 5.1%
Brandywine Realty Trust (SBI)	2,363,500	25,999
Highwoods Properties, Inc. (SBI)	1,084,823	40,670
Mack-Cali Realty Corp.	2,008,700	25,571
Piedmont Office Realty Trust, Inc. Class A	2,148,300	33,041
VEREIT, Inc.	2,805,437	98,836
		224,117
REITs - Shopping Centers - 2.9%
Kimco Realty Corp.	3,928,990	64,868
Regency Centers Corp.	1,333,400	62,910
		127,778
REITs - Single Tenant - 1.4%
Spirit Realty Capital, Inc.	1,583,800	61,071
REITs - Storage - 6.6%
CubeSmart	3,364,300	117,212
Extra Space Storage, Inc.	1,021,340	116,218
Iron Mountain, Inc. (a)	1,706,300	57,451
		290,881
REITs - Warehouse/Industrial - 10.4%
Americold Realty Trust	1,923,200	67,139
Prologis (REIT), Inc.	3,771,730	389,245
		456,384

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		4,236,955

Real Estate Management & Development - 3.4%
Real Estate Development - 1.3%
Instone Real Estate Group BV (b)(c)	2,238,895	56,921
Real Estate Services - 2.1%
CBRE Group, Inc. (b)	1,502,400	91,616

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		148,537

TOTAL COMMON STOCKS
(Cost $3,553,668)		4,385,492

Money Market Funds - 1.5%
Fidelity Cash Central Fund 0.09% (d)	19,714,107	19,718
Fidelity Securities Lending Cash Central Fund 0.09% (d)(e)	46,294,521	46,299
TOTAL MONEY MARKET FUNDS
(Cost $66,017)		66,017
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $3,619,685)		4,451,509
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(60,432)
NET ASSETS - 100%		$4,391,077

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $56,921,000 or 1.3% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$14
Fidelity Securities Lending Cash Central Fund	7
Total	$21

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Common Stocks	$4,385,492	$4,385,492	$--	$--
Money Market Funds	66,017	66,017	--	--
Total Investments in Securities:	$4,451,509	$4,451,509	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $45,515) — See accompanying schedule: Unaffiliated issuers (cost $3,553,668)	$4,385,492
Fidelity Central Funds (cost $66,017)	66,017
Total Investment in Securities (cost $3,619,685)		$4,451,509
Receivable for investments sold		12,026
Receivable for fund shares sold		4,213
Dividends receivable		2,331
Distributions receivable from Fidelity Central Funds		4
Prepaid expenses		22
Other receivables		495
Total assets		4,470,600
Liabilities
Payable for investments purchased	$26,466
Payable for fund shares redeemed	3,638
Accrued management fee	1,907
Other affiliated payables	726
Other payables and accrued expenses	487
Collateral on securities loaned	46,299
Total liabilities		79,523
Net Assets		$4,391,077
Net Assets consist of:
Paid in capital		$3,582,933
Total accumulated earnings (loss)		808,144
Net Assets		$4,391,077
Net Asset Value, offering price and redemption price per share ($4,391,077 ÷ 112,154 shares)		$39.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$48,686
Non-Cash dividends		4,192
Income from Fidelity Central Funds (including $7 from security lending)		21
Total income		52,899
Expenses
Management fee	$11,250
Transfer agent fees	3,835
Accounting fees	525
Custodian fees and expenses	18
Independent trustees' fees and expenses	10
Registration fees	76
Audit	27
Legal	5
Miscellaneous	17
Total expenses before reductions	15,763
Expense reductions	(128)
Total expenses after reductions		15,635
Net investment income (loss)		37,264
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	115,297
Fidelity Central Funds	(1)
Foreign currency transactions	10
Total net realized gain (loss)		115,306
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(68,473)
Fidelity Central Funds	(8)
Total change in net unrealized appreciation (depreciation)		(68,481)
Net gain (loss)		46,825
Net increase (decrease) in net assets resulting from operations		$84,089

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$37,264	$87,234
Net realized gain (loss)	115,306	115,279
Change in net unrealized appreciation (depreciation)	(68,481)	(482,111)
Net increase (decrease) in net assets resulting from operations	84,089	(279,598)
Distributions to shareholders	(190,839)	(271,659)
Share transactions
Proceeds from sales of shares	701,563	1,414,992
Reinvestment of distributions	174,565	255,135
Cost of shares redeemed	(591,461)	(1,209,917)
Net increase (decrease) in net assets resulting from share transactions	284,667	460,210
Total increase (decrease) in net assets	177,917	(91,047)
Net Assets
Beginning of period	4,213,160	4,304,207
End of period	$4,391,077	$4,213,160
Other Information
Shares
Sold	17,901	34,900
Issued in reinvestment of distributions	4,518	5,690
Redeemed	(15,170)	(30,041)
Net increase (decrease)	7,249	10,549

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Real Estate Investment Portfolio

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$40.16	$45.62	$42.48	$42.92	$47.35	$40.80
Income from Investment Operations
Net investment income (loss)A	.34	.93	1.06	.81	.72	.75
Net realized and unrealized gain (loss)	.42	(3.48)	3.98	.49	(3.12)	8.36
Total from investment operations	.76	(2.55)	5.04	1.30	(2.40)	9.11
Distributions from net investment income	(1.05)	(.87)	(1.04)	(.82)	(.71)	(.73)
Distributions from net realized gain	(.72)	(2.04)	(.87)	(.92)	(1.32)	(1.83)
Total distributions	(1.77)	(2.91)	(1.90)B	(1.74)	(2.03)	(2.56)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$39.15	$40.16	$45.62	$42.48	$42.92	$47.35
Total ReturnD,E	2.01%	(6.15)%	12.29%	3.13%	(4.94)%	24.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	.74%H	.74%	.74%	.76%	.76%	.78%
Expenses net of fee waivers, if any	.74%H	.74%	.74%	.75%	.76%	.77%
Expenses net of all reductions	.74%H	.73%	.74%	.75%	.76%	.77%
Net investment income (loss)	1.75%H	2.19%	2.46%	1.99%	1.69%	1.81%
Supplemental Data
Net assets, end of period (in millions)	$4,391	$4,213	$4,304	$3,939	$4,321	$5,567
Portfolio turnover rateI	50%H	38%	23%	20%J	15%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Real Estate Investment Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Real Estate Investment Portfolio	$444

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,048,750
Gross unrealized depreciation	(244,043)
Net unrealized appreciation (depreciation)	$804,707
Tax cost	$3,646,802

The Fund elected to defer to its next fiscal year approximately $46,014 of capital losses recognized during the period November 1, 2019 to July 31, 2020.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate Investment Portfolio	1,340,938	1,058,877

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Real Estate Investment Portfolio	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Real Estate Investment Portfolio	$27

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense(a)
Fidelity Real Estate Investment Portfolio	Borrower	$6,153.32%		$-

 (a) In the amount of less than five hundred dollars.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note, and amounted to $58,080 and $58,101, respectively.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Real Estate Investment Portfolio	$4

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Real Estate Investment Portfolio	$1	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $122 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $6.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity Real Estate Investment Portfolio	.74%
Actual		$1,000.00	$1,020.10	$3.77
Hypothetical-C		$1,000.00	$1,021.48	$3.77

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Real Estate Investment Portfolio

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

REA-SANN-0321
1.706448.122

Fidelity® International Real Estate Fund

Semi-Annual Report

January 31, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021

% of fund's net assets
Vonovia SE	6.0
Mitsubishi Estate Co. Ltd.	5.0
CK Asset Holdings Ltd.	3.7
Advance Residence Investment Corp.	3.5
Irish Residential Properties REIT PLC	2.7
Nomura Real Estate Holdings, Inc.	2.6
Sino Land Ltd.	2.6
Wing Tai Holdings Ltd.	2.5
Daiwa Securities Living Invest	2.4
LaSalle Logiport REIT	2.4
33.4

Top Five Countries as of January 31, 2021

(excluding cash equivalents)	% of fund's net assets
Japan	23.4
United Kingdom	10.1
Germany	8.6
Australia	7.7
Sweden	7.0

Top Five REIT Sectors as of January 31, 2021

% of fund's net assets
REITs - Diversified	14.1
REITs - Apartments	8.3
REITs - Industrial Buildings	3.6
REITs - Health Care	3.5
REITs - Management/Investment	3.0

Asset Allocation (% of fund's net assets)

As of January 31, 2021*
Stocks	94.7%
Short-Term Investments and Net Other Assets (Liabilities)	5.3%

 * Foreign investments - 94.4%

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
Australia - 7.7%
360 Capital Group Ltd. unit	4,474,804	$3,112,081
Arena (REIT) unit	5,369,456	11,859,423
Charter Hall Group unit	710,606	7,396,758
DEXUS Property Group unit	2,007,946	13,826,500
Home Consortium Ltd.	1,496,317	4,585,677
Ingenia Communities Group unit	1,529,756	5,868,962
National Storage (REIT) unit	4,808,338	7,018,815
NEXTDC Ltd. (a)	632,244	5,605,033

TOTAL AUSTRALIA		59,273,249

Bailiwick of Guernsey - 1.5%
Sirius Real Estate Ltd.	9,117,547	11,855,294
Belgium - 3.2%
Home Invest Belgium SA	42,753	6,070,300
Inclusio SA	215,100	5,560,037
Montea SICAFI SCA	33,000	4,028,743
VGP NV	12,756	2,092,902
Warehouses de Pauw	204,676	7,362,118

TOTAL BELGIUM		25,114,100

Bermuda - 3.1%
Great Eagle Holdings Ltd.	5,028,164	15,045,743
Tai Cheung Holdings Ltd.	9,873,000	6,023,189
Wing Tai Properties Ltd.	5,252,000	2,655,382

TOTAL BERMUDA		23,724,314

Cayman Islands - 3.7%
CK Asset Holdings Ltd.	5,648,500	28,376,368
France - 3.6%
ARGAN SA (b)	125,390	13,451,566
Covivio	169,872	13,987,153

TOTAL FRANCE		27,438,719

Germany - 8.6%
LEG Immobilien AG	107,925	15,507,130
Patrizia Immobilien AG	93,300	2,853,250
Scout24 AG (c)	23,800	1,842,703
Vonovia SE	694,826	46,494,384

TOTAL GERMANY		66,697,467

Hong Kong - 3.9%
Hysan Development Co. Ltd.	2,200,000	8,015,993
Magnificent Hotel Investment Ltd.	162,303,000	2,302,690
Sino Land Ltd.	14,246,945	19,845,485

TOTAL HONG KONG		30,164,168

Ireland - 3.1%
Irish Residential Properties REIT PLC	11,992,200	21,043,832
Yew Grove REIT PLC	3,034,000	3,111,215

TOTAL IRELAND		24,155,047

Italy - 1.0%
COIMA RES SpA (c)	561,287	4,277,621
Infrastrutture Wireless Italiane SpA (c)	347,700	3,740,599

TOTAL ITALY		8,018,220

Japan - 23.4%
Advance Residence Investment Corp.	9,112	26,967,588
Daiwa Securities Living Invest	19,414	18,608,674
Goldcrest Co. Ltd.	520,600	8,956,238
Health Care & Medical Investment Corp.	12,356	15,865,979
JTOWER, Inc. (a)	49,900	5,397,556
Katitas Co. Ltd.	180,800	5,402,683
Kenedix Residential Investment Corp.	7,000	12,169,555
LaSalle Logiport REIT	11,612	18,203,164
Mitsubishi Estate Co. Ltd.	2,476,600	39,060,033
Mitsui Fudosan Co. Ltd.	900	18,203
Nomura Real Estate Holdings, Inc.	914,000	20,366,375
Park24 Co. Ltd.	540,800	10,284,726

TOTAL JAPAN		181,300,774

Luxembourg - 0.1%
InPost SA	34,600	831,379
Mexico - 0.3%
Corporacion Inmobiliaria Vesta S.A.B. de CV	1,273,362	2,400,870
New Zealand - 2.4%
Arvida Group Ltd.	6,982,000	8,980,905
Auckland International Airport Ltd.	735,997	3,940,211
Stride Property Group unit	3,410,136	5,807,741

TOTAL NEW ZEALAND		18,728,857

Norway - 0.3%
Schibsted ASA (A Shares)	63,700	2,408,025
Singapore - 6.6%
Keppel DC (REIT)	4,426,900	9,930,866
Parkway Life REIT	3,808,657	11,898,469
United Industrial Corp. Ltd.	5,495,300	9,680,068
Wing Tai Holdings Ltd.	13,419,081	19,193,205

TOTAL SINGAPORE		50,702,608

Spain - 2.2%
Arima Real Estate SOCIMI SA (a)	735,400	8,121,246
Cellnex Telecom SA (c)	67,420	3,952,605
Melia Hotels International SA (a)	806,403	5,284,496

TOTAL SPAIN		17,358,347

Sweden - 7.0%
Amasten Fastighets AB (a)	6,754,013	6,579,188
Catena AB	82,200	3,836,387
Fastighets AB Balder (a)	257,500	12,923,842
Fortinova Fastigheter AB	745,300	3,835,178
Heba Fastighets AB (B Shares)	313,600	3,978,029
K2A Knaust & Andersson Fastigheter AB (a)	89,600	2,144,490
NP3 Fastigheter AB	501,100	7,555,808
Sagax AB	280,200	5,559,537
Wihlborgs Fastigheter AB	360,230	7,423,334

TOTAL SWEDEN		53,835,793

Switzerland - 2.6%
Flughafen Zuerich AG (a)	11,440	1,889,221
PSP Swiss Property AG	141,184	18,084,866

TOTAL SWITZERLAND		19,974,087

United Kingdom - 10.1%
Big Yellow Group PLC	435,500	6,599,506
Derwent London PLC	159,800	6,945,093
Grainger Trust PLC	3,419,692	12,500,890
Harworth Group PLC	3,759,100	6,051,874
Helical Bar PLC	1,573,374	8,170,324
Londonmetric Properity PLC	2,844,478	8,893,779
Rightmove PLC (a)	527,400	4,329,922
Safestore Holdings PLC	603,094	6,697,399
Shaftesbury PLC (b)	1,017,868	7,802,965
Triple Point Social Housing (REIT) PLC (b)(c)	1,437,700	2,088,057
Urban Logistics REIT PLC	3,830,765	7,741,866

TOTAL UNITED KINGDOM		77,821,675

United States of America - 0.3%
CoStar Group, Inc. (a)	2,200	1,979,362
TOTAL COMMON STOCKS
(Cost $646,490,254)		732,158,723

Money Market Funds - 5.3%
Fidelity Cash Central Fund 0.09% (d)	39,912,276	39,920,258
Fidelity Securities Lending Cash Central Fund 0.09% (d)(e)	926,588	926,681
TOTAL MONEY MARKET FUNDS
(Cost $40,846,829)		40,846,939
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $687,337,083)		773,005,662
NET OTHER ASSETS (LIABILITIES) - 0.0%		284,561
NET ASSETS - 100%		$773,290,223

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,901,585 or 2.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,848
Fidelity Securities Lending Cash Central Fund	28,122
Total	$45,970

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Cash Central Fund was $21,218,511. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $198,101,737 and $179,396,913, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$16,273,854	$16,273,854	$--	$--
Consumer Discretionary	8,418,565	8,418,565	--	--
Health Care	8,980,905	8,980,905	--	--
Industrials	23,491,076	23,491,076	--	--
Information Technology	5,605,033	5,605,033	--	--
Real Estate	669,389,290	669,389,290	--	--
Money Market Funds	40,846,939	40,846,939	--	--
Total Investments in Securities:	$773,005,662	$773,005,662	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $879,563) — See accompanying schedule: Unaffiliated issuers (cost $646,490,254)	$732,158,723
Fidelity Central Funds (cost $40,846,829)	40,846,939
Total Investment in Securities (cost $687,337,083)		$773,005,662
Receivable for investments sold		9,078,641
Receivable for fund shares sold		1,310,278
Dividends receivable		2,617,864
Distributions receivable from Fidelity Central Funds		2,884
Prepaid expenses		3,266
Other receivables		8
Total assets		786,018,603
Liabilities
Payable to custodian bank	$785,175
Payable for investments purchased	10,037,617
Payable for fund shares redeemed	345,800
Accrued management fee	435,892
Distribution and service plan fees payable	7,378
Other affiliated payables	112,102
Other payables and accrued expenses	78,048
Collateral on securities loaned	926,368
Total liabilities		12,728,380
Net Assets		$773,290,223
Net Assets consist of:
Paid in capital		$704,490,880
Total accumulated earnings (loss)		68,799,343
Net Assets		$773,290,223
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($14,060,381 ÷ 1,068,316 shares)(a)		$13.16
Maximum offering price per share (100/94.25 of $13.16)		$13.96
Class M:
Net Asset Value and redemption price per share ($3,260,352 ÷ 249,522 shares)(a)		$13.07
Maximum offering price per share (100/96.50 of $13.07)		$13.54
Class C:
Net Asset Value and offering price per share ($3,436,121 ÷ 267,289 shares)(a)		$12.86
International Real Estate:
Net Asset Value, offering price and redemption price per share ($285,920,921 ÷ 21,459,962 shares)		$13.32
Class I:
Net Asset Value, offering price and redemption price per share ($193,678,811 ÷ 14,633,797 shares)		$13.24
Class Z:
Net Asset Value, offering price and redemption price per share ($272,933,637 ÷ 20,647,322 shares)		$13.22

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$8,333,105
Non-Cash dividends		584,489
Income from Fidelity Central Funds (including $28,122 from security lending)		45,970
Income before foreign taxes withheld		8,963,564
Less foreign taxes withheld		(624,322)
Total income		8,339,242
Expenses
Management fee	$2,242,932
Transfer agent fees	450,179
Distribution and service plan fees	47,879
Accounting fees	162,912
Custodian fees and expenses	41,397
Independent trustees' fees and expenses	1,459
Registration fees	69,583
Audit	30,713
Legal	715
Miscellaneous	2,303
Total expenses before reductions	3,050,072
Expense reductions	(1,133)
Total expenses after reductions		3,048,939
Net investment income (loss)		5,290,303
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,964,589
Fidelity Central Funds	(955)
Foreign currency transactions	113,807
Total net realized gain (loss)		20,077,441
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	60,471,475
Fidelity Central Funds	(2,122)
Assets and liabilities in foreign currencies	(32,482)
Total change in net unrealized appreciation (depreciation)		60,436,871
Net gain (loss)		80,514,312
Net increase (decrease) in net assets resulting from operations		$85,804,615

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,290,303	$9,266,720
Net realized gain (loss)	20,077,441	(6,015,075)
Change in net unrealized appreciation (depreciation)	60,436,871	(2,579,961)
Net increase (decrease) in net assets resulting from operations	85,804,615	671,684
Distributions to shareholders	(12,218,572)	(30,291,248)
Share transactions - net increase (decrease)	200,143,374	(38,736,344)
Total increase (decrease) in net assets	273,729,417	(68,355,908)
Net Assets
Beginning of period	499,560,806	567,916,714
End of period	$773,290,223	$499,560,806

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Real Estate Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.74	$12.14	$11.63	$11.03	$10.46	$10.56
Income from Investment Operations
Net investment income (loss)A	.08	.17	.16	.23	.16	.15
Net realized and unrealized gain (loss)	1.54	.05B	.55	.69	.79	.02
Total from investment operations	1.62	.22	.71	.92	.95	.17
Distributions from net investment income	(.20)	(.24)	(.17)	(.21)	(.13)	(.15)
Distributions from net realized gain	–	(.38)	(.03)	(.11)	(.25)	(.12)
Total distributions	(.20)	(.62)	(.20)	(.32)	(.38)	(.27)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$13.16	$11.74	$12.14	$11.63	$11.03	$10.46
Total ReturnD,E,F	13.91%	1.71%	6.21%	8.49%	9.48%	1.75%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.23%I	1.27%	1.32%	1.36%	1.35%	1.35%
Expenses net of fee waivers, if any	1.23%I	1.27%	1.32%	1.36%	1.35%	1.35%
Expenses net of all reductions	1.23%I	1.26%	1.31%	1.35%	1.35%	1.33%
Net investment income (loss)	1.30%I	1.40%	1.35%	2.03%	1.60%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$14,060	$11,710	$12,564	$11,319	$10,170	$14,020
Portfolio turnover rateJ	40%I	69%	52%	56%	55%	71%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Real Estate Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.64	$12.02	$11.53	$10.93	$10.39	$10.49
Income from Investment Operations
Net investment income (loss)A	.06	.13	.12	.20	.13	.12
Net realized and unrealized gain (loss)	1.53	.05B	.54	.68	.77	.02
Total from investment operations	1.59	.18	.66	.88	.90	.14
Distributions from net investment income	(.16)	(.18)	(.14)	(.17)	(.12)	(.11)
Distributions from net realized gain	–	(.38)	(.03)	(.11)	(.25)	(.12)
Total distributions	(.16)	(.56)	(.17)	(.28)	(.36)C	(.24)C
Redemption fees added to paid in capitalA	–	–	–	–D	–D	–D
Net asset value, end of period	$13.07	$11.64	$12.02	$11.53	$10.93	$10.39
Total ReturnE,F,G	13.80%	1.41%	5.86%	8.19%	9.07%	1.43%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.56%J	1.59%	1.62%	1.65%	1.65%	1.66%
Expenses net of fee waivers, if any	1.56%J	1.58%	1.62%	1.65%	1.65%	1.66%
Expenses net of all reductions	1.56%J	1.58%	1.61%	1.65%	1.65%	1.64%
Net investment income (loss)	.97%J	1.08%	1.06%	1.74%	1.31%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$3,260	$2,976	$3,703	$4,360	$4,147	$4,545
Portfolio turnover rateK	40%J	69%	52%	56%	55%	71%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Real Estate Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.43	$11.80	$11.33	$10.73	$10.21	$10.32
Income from Investment Operations
Net investment income (loss)A	.03	.07	.07	.15	.09	.07
Net realized and unrealized gain (loss)	1.51	.04B	.55	.67	.76	.02
Total from investment operations	1.54	.11	.62	.82	.85	.09
Distributions from net investment income	(.11)	(.10)	(.12)	(.10)	(.09)	(.07)
Distributions from net realized gain	–	(.38)	(.03)	(.11)	(.25)	(.12)
Total distributions	(.11)	(.48)	(.15)	(.22)C	(.33)C	(.20)C
Redemption fees added to paid in capitalA	–	–	–	–D	–D	–D
Net asset value, end of period	$12.86	$11.43	$11.80	$11.33	$10.73	$10.21
Total ReturnE,F,G	13.57%	.85%	5.56%	7.70%	8.69%	.93%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.06%J	2.04%	2.02%	2.05%	2.09%	2.10%
Expenses net of fee waivers, if any	2.06%J	2.03%	2.02%	2.04%	2.08%	2.10%
Expenses net of all reductions	2.06%J	2.03%	2.01%	2.04%	2.08%	2.09%
Net investment income (loss)	.47%J	.63%	.66%	1.35%	.87%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$3,436	$3,836	$3,869	$4,894	$4,818	$5,668
Portfolio turnover rateK	40%J	69%	52%	56%	55%	71%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Real Estate Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.90	$12.31	$11.78	$11.17	$10.58	$10.68
Income from Investment Operations
Net investment income (loss)A	.10	.20	.19	.27	.19	.17
Net realized and unrealized gain (loss)	1.56	.05B	.56	.70	.79	.02
Total from investment operations	1.66	.25	.75	.97	.98	.19
Distributions from net investment income	(.24)	(.28)	(.19)	(.24)	(.15)	(.17)
Distributions from net realized gain	–	(.38)	(.03)	(.11)	(.25)	(.12)
Total distributions	(.24)	(.66)	(.22)	(.36)C	(.39)C	(.29)
Redemption fees added to paid in capitalA	–	–	–	–D	–D	–D
Net asset value, end of period	$13.32	$11.90	$12.31	$11.78	$11.17	$10.58
Total ReturnE,F	14.10%	1.98%	6.49%	8.84%	9.74%	1.94%
Ratios to Average Net AssetsG,H
Expenses before reductions	.98%I	1.00%	1.02%	1.05%	1.12%	1.13%
Expenses net of fee waivers, if any	.98%I	1.00%	1.02%	1.05%	1.12%	1.13%
Expenses net of all reductions	.98%I	.99%	1.01%	1.04%	1.11%	1.11%
Net investment income (loss)	1.55%I	1.67%	1.65%	2.34%	1.84%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$285,921	$224,266	$251,947	$244,195	$226,027	$341,407
Portfolio turnover rateJ	40%I	69%	52%	56%	55%	71%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Real Estate Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.83	$12.23	$11.70	$11.13	$10.54	$10.64
Income from Investment Operations
Net investment income (loss)A	.10	.21	.20	.28	.20	.19
Net realized and unrealized gain (loss)	1.56	.06B	.55	.68	.79	.02
Total from investment operations	1.66	.27	.75	.96	.99	.21
Distributions from net investment income	(.25)	(.28)	(.19)	(.28)	(.16)	(.19)
Distributions from net realized gain	–	(.38)	(.03)	(.11)	(.25)	(.12)
Total distributions	(.25)	(.67)C	(.22)	(.39)	(.40)C	(.31)
Redemption fees added to paid in capitalA	–	–	–	–D	–D	–D
Net asset value, end of period	$13.24	$11.83	$12.23	$11.70	$11.13	$10.54
Total ReturnE,F	14.17%	2.09%	6.61%	8.88%	9.89%	2.15%
Ratios to Average Net AssetsG,H
Expenses before reductions	.91%I	.93%	.94%	.96%	.95%	.97%
Expenses net of fee waivers, if any	.91%I	.93%	.94%	.96%	.95%	.97%
Expenses net of all reductions	.91%I	.92%	.93%	.95%	.95%	.96%
Net investment income (loss)	1.62%I	1.73%	1.74%	2.44%	2.00%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$193,679	$145,964	$137,778	$350,392	$171,444	$98,238
Portfolio turnover rateJ	40%I	69%	52%	56%	55%	71%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Real Estate Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.82	$12.25	$11.16
Income from Investment Operations
Net investment income (loss)B	.11	.22	.30
Net realized and unrealized gain (loss)	1.55	.05C	.79
Total from investment operations	1.66	.27	1.09
Distributions from net investment income	(.26)	(.32)	–
Distributions from net realized gain	–	(.38)	–
Total distributions	(.26)	(.70)	–
Redemption fees added to paid in capitalB	–	–	–
Net asset value, end of period	$13.22	$11.82	$12.25
Total ReturnD,E	14.22%	2.12%	9.77%
Ratios to Average Net AssetsF,G
Expenses before reductions	.82%H	.83%	.84%H
Expenses net of fee waivers, if any	.82%H	.83%	.84%H
Expenses net of all reductions	.82%H	.82%	.83%H
Net investment income (loss)	1.71%H	1.83%	3.02%H
Supplemental Data
Net assets, end of period (000 omitted)	$272,934	$110,808	$158,056
Portfolio turnover rateI	40%H	69%	52%

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021

1. Organization.

Fidelity International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Real Estate, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$99,382,990
Gross unrealized depreciation	(32,647,488)
Net unrealized appreciation (depreciation)	$66,735,502
Tax cost	$706,270,160

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(17,878,629)
Long-term	(2,378,783)
Total capital loss carryforward	$(20,257,412)

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Real Estate Fund	299,510,604	123,877,816

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .68% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$21,218	$1,186
Class M	.25%	.25%	7,808	–
Class C	.75%	.25%	18,853	1,600
			$47,879	$2,786

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,502
Class M	117
Class C(a)	332
$3,951

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$17,587.21
Class M	4,458.29
Class C	5,326.28
International Real Estate	263,842.21
Class I	111,437.14
Class Z	47,529.04
	$450,179

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity International Real Estate Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity International Real Estate Fund	$123

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note, and amounted to $654,966 and $151,300, respectively.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity International Real Estate Fund	$628

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International Real Estate Fund	$–	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $5.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,128.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2021	Year ended July 31, 2020
Distributions to shareholders
Class A	$194,975	$630,346
Class M	41,248	173,347
Class C	35,827	159,947
International Real Estate	4,716,186	12,840,614
Class I	3,097,269	7,773,385
Class Z	4,133,067	8,713,609
Total	$12,218,572	$30,291,248

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2021	Year ended July 31, 2020	Six months ended January 31, 2021	Year ended July 31, 2020
Class A
Shares sold	1,764,285	272,050	$21,488,254	$3,260,167
Reinvestment of distributions	15,435	51,661	187,844	622,640
Shares redeemed	(1,709,233)	(360,879)	(21,698,206)	(4,177,735)
Net increase (decrease)	70,487	(37,168)	$(22,108)	$(294,928)
Class M
Shares sold	8,463	23,672	$107,123	$283,476
Reinvestment of distributions	3,406	14,421	41,103	172,674
Shares redeemed	(18,054)	(90,418)	(221,735)	(1,029,449)
Net increase (decrease)	(6,185)	(52,325)	$(73,509)	$(573,299)
Class C
Shares sold	21,163	153,011	$259,415	$1,862,017
Reinvestment of distributions	2,946	12,184	34,737	143,640
Shares redeemed	(92,374)	(157,633)	(1,135,916)	(1,789,640)
Net increase (decrease)	(68,265)	7,562	$(841,764)	$216,017
International Real Estate
Shares sold	4,962,836	4,712,954	$62,994,963	$56,389,087
Reinvestment of distributions	357,175	991,983	4,426,522	12,108,255
Shares redeemed	(2,705,302)	(7,320,623)	(34,336,111)	(84,136,761)
Net increase (decrease)	2,614,709	(1,615,686)	$33,085,374	$(15,639,419)
Class I
Shares sold	3,051,471	5,517,626	$39,017,436	$66,706,193
Reinvestment of distributions	244,097	601,564	3,010,865	7,304,060
Shares redeemed	(1,005,019)	(5,038,927)	(12,479,705)	(55,671,887)
Net increase (decrease)	2,290,549	1,080,263	$29,548,596	$18,338,366
Class Z
Shares sold	12,568,367	3,160,230	$154,595,053	$36,578,678
Reinvestment of distributions	159,069	100,687	1,965,715	1,220,108
Shares redeemed	(1,456,447)	(6,790,542)	(18,113,983)	(78,581,867)
Net increase (decrease)	11,270,989	(3,529,625)	$138,446,785	$(40,783,081)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Fidelity international Fund was the owner of record of approximately 14% of the total outstanding shares of the Fund.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity International Real Estate Fund
Class A	1.23%
Actual		$1,000.00	$1,139.10	$6.63
Hypothetical-C		$1,000.00	$1,019.00	$6.26
Class M	1.56%
Actual		$1,000.00	$1,138.00	$8.41
Hypothetical-C		$1,000.00	$1,017.34	$7.93
Class C	2.06%
Actual		$1,000.00	$1,135.70	$11.09
Hypothetical-C		$1,000.00	$1,014.82	$10.46
International Real Estate	.98%
Actual		$1,000.00	$1,141.00	$5.29
Hypothetical-C		$1,000.00	$1,020.27	$4.99
Class I	.91%
Actual		$1,000.00	$1,141.70	$4.91
Hypothetical-C		$1,000.00	$1,020.62	$4.63
Class Z	.82%
Actual		$1,000.00	$1,142.20	$4.43
Hypothetical-C		$1,000.00	$1,021.07	$4.18

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity International Real Estate Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

IRE-SANN-0321
1.801330.117

Fidelity Flex® Funds

Fidelity Flex® Real Estate Fund

Semi-Annual Report

January 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021

% of fund's net assets
Prologis (REIT), Inc.	8.9
Digital Realty Trust, Inc.	8.2
Crown Castle International Corp.	6.9
Equinix, Inc.	6.7
SBA Communications Corp. Class A	5.3
Duke Realty Corp.	4.9
Welltower, Inc.	4.8
Ventas, Inc.	3.5
UDR, Inc.	2.7
Equity Lifestyle Properties, Inc.	2.7
54.6

Top Five REIT Sectors as of January 31, 2021

% of fund's net assets
REITs - Diversified	39.1
REITs - Warehouse/Industrial	10.4
REITs - Health Care	9.6
REITs - Apartments	9.0
REITs - Storage	6.6

Asset Allocation (% of fund's net assets)

As of January 31, 2021*
Stocks	99.8%
Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 1.3%

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 96.4%
REITs - Apartments - 9.0%
American Homes 4 Rent Class A	594	$17,957
Apartment Investment & Management Co. Class A	380	1,744
Invitation Homes, Inc.	669	19,722
Mid-America Apartment Communities, Inc.	181	24,028
UDR, Inc.	716	27,530
		90,981
REITs - Diversified - 39.1%
Apartment Income (REIT) Corp.	426	16,516
Crown Castle International Corp.	436	69,437
Digital Realty Trust, Inc.	578	83,203
Duke Realty Corp.	1,243	49,173
Equinix, Inc.	91	67,336
Gaming & Leisure Properties	507	20,853
Lamar Advertising Co. Class A	103	8,320
SBA Communications Corp. Class A	199	53,465
VICI Properties, Inc.	676	17,089
Washington REIT (SBI)	397	8,710
		394,102
REITs - Health Care - 9.6%
Medical Properties Trust, Inc.	607	12,814
Ventas, Inc.	762	35,105
Welltower, Inc.	805	48,783
		96,702
REITs - Hotels - 1.8%
DiamondRock Hospitality Co.	1,115	9,143
RLJ Lodging Trust	489	6,313
Ryman Hospitality Properties, Inc.	32	2,075
		17,531
REITs - Management/Investment - 6.1%
American Assets Trust, Inc.	219	6,051
Lexington Corporate Properties Trust	1,159	11,880
National Retail Properties, Inc.	533	20,787
Weyerhaeuser Co.	738	23,018
		61,736
REITs - Manufactured Homes - 4.5%
Equity Lifestyle Properties, Inc.	446	27,135
Sun Communities, Inc.	123	17,605
		44,740
REITs - Office Property - 5.0%
Brandywine Realty Trust (SBI)	539	5,929
Highwoods Properties, Inc. (SBI)	245	9,185
Mack-Cali Realty Corp.	448	5,703
Piedmont Office Realty Trust, Inc. Class A	479	7,367
VEREIT, Inc.	640	22,547
		50,731
REITs - Shopping Centers - 2.9%
Kimco Realty Corp.	905	14,942
Regency Centers Corp.	307	14,484
		29,426
REITs - Single Tenant - 1.4%
Spirit Realty Capital, Inc.	363	13,997
REITs - Storage - 6.6%
CubeSmart	772	26,896
Extra Space Storage, Inc.	234	26,627
Iron Mountain, Inc.	393	13,232
		66,755
REITs - Warehouse/Industrial - 10.4%
Americold Realty Trust	442	15,430
Prologis (REIT), Inc.	863	89,064
		104,494

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		971,195

Real Estate Management & Development - 3.4%
Real Estate Development - 1.3%
Instone Real Estate Group BV (a)(b)	535	13,602
Real Estate Services - 2.1%
CBRE Group, Inc. (a)	344	20,977

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		34,579

TOTAL COMMON STOCKS
(Cost $887,775)		1,005,774
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $887,775)		1,005,774
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,089
NET ASSETS - 100%		$1,007,863

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,602 or 1.3% of net assets.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3
Total	$3

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,005,774	$1,005,774	$--	$--
Total Investments in Securities:	$1,005,774	$1,005,774	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $887,775)		$1,005,774
Cash		4,875
Receivable for investments sold		2,698
Receivable for fund shares sold		882
Dividends receivable		532
Total assets		1,014,761
Liabilities
Payable for investments purchased	$6,898
Total liabilities		6,898
Net Assets		$1,007,863
Net Assets consist of:
Paid in capital		$1,282,533
Total accumulated earnings (loss)		(274,670)
Net Assets		$1,007,863
Net Asset Value, offering price and redemption price per share ($1,007,863 ÷ 99,745 shares)		$10.10

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$12,893
Non-Cash dividends		1,077
Income from Fidelity Central Funds		3
Total income		13,973
Expenses
Independent trustees' fees and expenses	$3
Miscellaneous	1
Total expenses before reductions	4
Expense reductions	(3)
Total expenses after reductions		1
Net investment income (loss)		13,972
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(15,617)
Total net realized gain (loss)		(15,617)
Change in net unrealized appreciation (depreciation) on investment securities		42,397
Net gain (loss)		26,780
Net increase (decrease) in net assets resulting from operations		$40,752

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,972	$47,407
Net realized gain (loss)	(15,617)	(342,683)
Change in net unrealized appreciation (depreciation)	42,397	(55,633)
Net increase (decrease) in net assets resulting from operations	40,752	(350,909)
Distributions to shareholders	(37,349)	(44,980)
Share transactions
Proceeds from sales of shares	732,788	1,075,884
Reinvestment of distributions	37,349	44,980
Cost of shares redeemed	(1,145,634)	(830,052)
Net increase (decrease) in net assets resulting from share transactions	(375,497)	290,812
Total increase (decrease) in net assets	(372,094)	(105,077)
Net Assets
Beginning of period	1,379,957	1,485,034
End of period	$1,007,863	$1,379,957
Other Information
Shares
Sold	73,807	95,566
Issued in reinvestment of distributions	3,742	3,977
Redeemed	(112,733)	(95,420)
Net increase (decrease)	(35,184)	4,123

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Real Estate Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.23	$11.35	$10.38	$10.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.32	.34	.28	.11
Net realized and unrealized gain (loss)	.12	(1.12)	.98	.05	.29
Total from investment operations	.25	(.80)	1.32	.33	.40
Distributions from net investment income	(.38)	(.32)	(.32)	(.26)	(.05)
Distributions from net realized gain	–	–	(.02)	(.04)	–
Total distributions	(.38)	(.32)	(.35)C	(.30)	(.05)
Net asset value, end of period	$10.10	$10.23	$11.35	$10.38	$10.35
Total ReturnD,E	2.49%	(7.33)%	13.00%	3.28%	4.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %I	.01%	- %H,I
Expenses net of fee waivers, if any	- %H,I	- %I	- %I	.01%	- %H,I
Expenses net of all reductions	- %H,I	- %I	- %I	.01%	- %H,I
Net investment income (loss)	2.56%H	2.89%	3.16%	2.78%	2.64%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,008	$1,380	$1,485	$713	$265
Portfolio turnover rateJ	176%H	80%	45%	91%	9%K

 A For the period March 8, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021

1. Organization.

Fidelity Flex Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$150,211
Gross unrealized depreciation	(60,242)
Net unrealized appreciation (depreciation)	$89,969
Tax cost	$915,805

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(289,645)
Long-term	(39,467)
Total capital loss carryforward	$(329,112)

Due to large redemptions in a prior period, approximately $237,537 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $17,432 of those capital losses per year to offset capital gains. Additionally, the Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Real Estate Fund	965,156	1,331,970

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Flex Real Estate Fund	$34

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note, and amounted to $11,958 and $32,158, respectively.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Flex Real Estate Fund	$1

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 29% of the total outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity Flex Real Estate Fund	- %C
Actual		$1,000.00	$1,024.90	$-D
Hypothetical-E		$1,000.00	$1,025.21	$-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount Represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Flex Real Estate Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

ZXL-SANN-0321
1.9881646.103

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Select Portfolios’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 23, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 23, 2021